Recapitalization (Details) - Schedule of Consummation of the Business Combination - Business Combination [Member]	Mar. 31, 2024 shares
Schedule of Consummation of the Business Combination [Line Items]
Common stock immediately after the Business Combination	81,767,066
Nubia common stock, outstanding prior to the Business Combination [Member]
Schedule of Consummation of the Business Combination [Line Items]
Common stock immediately after the Business Combination	6,004,741
Shares issued to Nubia convertible noteholders [Member]
Schedule of Consummation of the Business Combination [Line Items]
Common stock immediately after the Business Combination	5,962,325
Predecessor HBC Shares [Member]
Schedule of Consummation of the Business Combination [Line Items]
Common stock immediately after the Business Combination	69,800,000